25. Long-term incentive plan (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Longterm Incentive Plan Details Narrative Abstract
Expenses related to long term benefit plan	R$ (1,424)	R$ 10,923	R$ 3,802